Stock Incentive Plan - Schedule of the Options Outstanding and Exercisable (Details) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure In Tabular Form Of Stock Options Outstanding And Excercisable [Line Items]
Weighted-average exercise price (in dollars per share)	$ 8.50	$ 8.46	$ 8.77
Number Outstanding (in shares)	3,646,921	3,940,536	3,421,724
Outstanding, weighted-average remaining contractual term (in years)	6 years 10 months 24 days	8 years 4 months 24 days	9 years 2 months 12 days
Number Exercisable (in shares)	3,371,096
Exercise price range one
Disclosure In Tabular Form Of Stock Options Outstanding And Excercisable [Line Items]
Weighted-average exercise price (in dollars per share)	$ 6.50
Number Outstanding (in shares)	453,323
Outstanding, weighted-average remaining contractual term (in years)	8 years 4 months 24 days
Number Exercisable (in shares)	341,559
Exercise price range two
Disclosure In Tabular Form Of Stock Options Outstanding And Excercisable [Line Items]
Weighted-average exercise price (in dollars per share)	$ 8.50
Number Outstanding (in shares)	2,585,671
Outstanding, weighted-average remaining contractual term (in years)	6 years 7 months 6 days
Number Exercisable (in shares)	2,421,609
Exercise price range three
Disclosure In Tabular Form Of Stock Options Outstanding And Excercisable [Line Items]
Weighted-average exercise price (in dollars per share)	$ 10.00
Number Outstanding (in shares)	607,927
Outstanding, weighted-average remaining contractual term (in years)	7 years
Number Exercisable (in shares)	607,928